ACCOUNTS RECEIVABLE, NET (Narrative) (Details) - USD ($)	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Accounts Receivable, Net, Current	$ 34,483,462	$ 30,391,563	$ 23,312,086
EPC services customer [Member]
Accounts Receivable, Net	$ 6,036,988
Percentage of Receivables of Total Accounts	(17.00%)
Percentage of Threshold Limit of Accounts Receivables	10.00%
solar power project assets [Member]
Accounts Receivable, Net	$ 9,034,526
Accounts Receivable, Net, Current	3,215,926
Accounts Receivable, Net, Noncurrent	$ 5,818,600